Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 6. Asset Retirement Obligations

Asset retirement obligations primarily relate to our portion of future plugging and abandonment costs for wells and related facilities. The following table presents the changes in the asset retirement obligations for the three months ended March 31, 2015 (in thousands):

Asset retirement obligations at beginning of period	$122,531
Liabilities added from acquisitions or drilling	39
Revisions	149
Accretion expense	1,757
Asset retirement obligations at end of period	$124,476

Note 6. Asset Retirement Obligations

Asset retirement obligations primarily relate to our portion of future plugging and abandonment of wells and related facilities.

The following table presents the changes in the asset retirement obligations for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(In thousands)
Asset retirement obligations at beginning of period	$111,769	$102,380	$90,699
Liabilities added from acquisitions or drilling	5,420	4,227	7,962
Liabilities removed upon sale of wells	(669)	(1,765)	(1,931)
Liabilities removed upon plugging and abandoning	(588)	(170)	(119)
Revisions	293	1,516	760
Accretion expense	6,306	5,581	5,009
Asset retirement obligations at end of period	122,531	111,769	102,380
Less: Current portion	—	90	390
Asset retirement obligations— long-term portion	$122,531	$111,679	$101,990